T. ROWE PRICE Tax-Free Income Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA  1.8%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,207
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,595
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,090
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,080 7,427
Black Belt Energy Gas Dist., Gas Project, Series A, 5.00%,
12/1/34  4,100 4,330
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  6,000 6,277
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33  2,575 2,761
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  3,300 3,456
Southeast Energy Auth. A Cooperative Dist., Series D, 5.00%,
9/1/35  2,125 2,307
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,015 3,057
42,507
ARIZONA  0.6%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.31%, 1/1/37  740 740
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.31%, 1/1/37 ( Prerefunded 6/30/26) (2) 690 690
Arizona HFA, Banner Health, Series C, VRDN, 2.85%, 1/1/46  1,500 1,500
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/54  3,085 3,108
Arizona IDA, Equitable School Revolving Fund, Series A,
5.50%, 11/1/56  4,000 4,189
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 3,217
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 1,000
14,444
CALIFORNIA  5.5%
California Community Choice Fin. Auth., Series A, VRDN,
5.00%, 1/1/56 (Tender 5/1/35)  1,500 1,545
California Community Choice Fin. Auth., Series G, VRDN,
5.00%, 11/1/55 (Tender 8/1/32)  5,000 5,140

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,931
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  5,405 5,732
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,015 3,278
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series B, VRDN, 5.00%, 3/1/56 (Tender
11/1/35)  6,900 7,416
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  6,505 6,867
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series G, 5.00%, 12/1/35  2,575 2,823
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  10,775 11,961
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  2,500 2,510
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,575 1,579
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  769 797
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  2,000 2,032
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (3) 940 947
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,423
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 400 400
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (1) 900 901
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,854
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,536
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (1) 5,325 5,727
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 965 975
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,325
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,028
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  3,150 3,385
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (3) 5,060 4,140
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,561

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (1) 2,000 1,448
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,195
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,640
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 5,023
Sacramento County Airport, Series A, 5.00%, 7/1/41
( Prerefunded 7/1/26) (2) 2,925 2,928
Sacramento County Airport, Series B, 5.00%, 7/1/41
( Prerefunded 7/1/26) (2) 3,325 3,328
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  3,000 2,817
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,593
San Francisco City & County Int'l. Airport Commission,
Series A, 5.00%, 5/1/44 (4) 5,000 5,110
San Francisco City & County Int'l. Airport Commission,
Series A, 5.25%, 5/1/45 (4)(5) 3,475 3,770
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  1,100 1,218
Southern California Public Power Auth., Clean Energy,
Series A, 5.00%, 11/1/33 (5) 1,675 1,785
126,668
COLORADO  2.5%
Adams & Arapahoe Counties Joint School Dist. No. 28J Aurora,
GO, 5.50%, 12/1/43  3,400 3,898
Colorado, COP, 6.00%, 12/15/40  4,850 5,582
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (3) 3,600 3,845
Colorado HFA, Adventhealth Obligated Group, Series A, 3.00%,
11/15/51  7,250 5,234
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  4,185 3,742
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 690
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,859
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  3,205 3,156
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/37 (4) 7,000 7,214
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,522
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,011

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  12,540 12,565
Park Creek Metropolitan Dist., 5.00%, 12/1/43 (3) 2,420 2,563
Univ. of Colorado Hosp. Auth., VRDN, 2.80%, 11/15/39  1,000 1,000
56,881
CONNECTICUT  0.9%
Connecticut, Series B, GO, 3.00%, 1/15/42 (6) 5,000 4,394
Connecticut Housing Fin. Auth., Series R, 6.00%, 11/15/54  3,125 3,361
Connecticut State HEFA, Hartford Healthcare Issue, Series A,
5.00%, 7/1/45  8,550 9,095
Connecticut State HEFA, Hartford Healthcare Issue, Series A,
5.50%, 7/1/51  3,600 3,849
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (7)(8) 2,878 835
21,534
DELAWARE  0.8%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  5,185 5,187
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,500 3,599
Delaware State HFA, Bayhealth Medical Center Project,
Series A, 4.00%, 7/1/40  3,000 2,977
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  8,000 6,831
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,016
19,610
DISTRICT OF COLUMBIA  3.5%
Dist. of Columbia Housing Fin. Agency, Series A, 4.875%,
9/1/45  2,000 2,071
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/44  10,630 11,605
Dist. of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  1,400 1,395
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 517
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  560 561
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,780 4,421
Dist. of Columbia, KIPP DC Issue, Series A, 5.00%, 7/1/42  2,500 2,510
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  2,250 2,307
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series B,
6.50%, 10/1/44  9,350 9,883
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  11,300 10,927

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  11,445 12,201
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,000 12,181
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  1,600 1,703
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  7,450 7,777
80,059
FLORIDA  1.3%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (8)(9) 1,396 21
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 525
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 785
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  1,960 2,010
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,875 5,437
Hillsborough County IDA, BayCare Health System, Series E,
VRDN, 2.80%, 11/15/54  2,200 2,200
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,268
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,134
Lee County Airport Revenue, Series A-1, 5.50%, 10/1/56 (4) 4,000 4,183
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,290 4,318
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (1) 1,250 1,249
Tampa, Series A, Zero Coupon, 9/1/35  750 522
Tampa, Series A, Zero Coupon, 9/1/38  1,000 596
Tampa, Series A, Zero Coupon, 9/1/39  2,190 1,237
Tampa, Series A, Zero Coupon, 9/1/40  2,265 1,210
29,695
GEORGIA  9.1%
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  6,000 6,412
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(9) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(9) 5,095 2,293
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (1) 5,389 4,921
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/55 (1) 3,325 3,415

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Atlanta Urban Residential Fin. Auth., Connell Commons,
Series A, 4.75%, 5/1/43  2,000 2,065
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  1,280 1,296
Bainbridge & Decatur County Dev. Auth., Spring Creek Charter
Academy Project, 6.50%, 4/1/56 (1) 2,000 1,982
Bainbridge & Decatur County Dev. Auth., Spring Creek Charter
Academy Project, 6.75%, 4/1/66 (1) 3,800 3,812
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,775 2,196
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  1,585 1,462
Clarke County Hosp. Auth. Piedmont Healthcare Project,
4.00%, 7/1/41 (6) 5,000 4,856
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  7,500 6,674
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/42  3,075 3,461
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/43  2,250 2,518
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  5,925 6,064
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 15,797
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  5,000 4,993
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  2,500 2,664
Douglasville-Douglas County Water & Sewer Auth., Series A,
2.00%, 6/1/36  1,510 1,247
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  5,000 4,499
Fulton County Dev. Auth., Spelman College, 5.25%, 6/1/56  2,425 2,511
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,260
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (1) 3,030 2,862
Gainesville & Hall County Dev. Auth., 5.00%, 6/1/37  625 645
Gainesville & Hall County Dev. Auth., 5.125%, 6/1/39  690 712
Gainesville & Hall County Dev. Auth., 5.25%, 6/1/40  725 747
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  3,260 3,303
Gainesville & Hall County Hosp. Auth., Georgia Health System,
Series A, 3.00%, 2/15/51  1,715 1,225
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,290
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,589

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,265 8,594
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (1) 800 814
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 4,515 4,353
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,740
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,000 1,993
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  7,000 6,983
Georgia Housing & Fin. Auth., Series A, 4.80%, 12/1/46  1,425 1,444
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  3,000 3,016
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  6,300 6,483
Georgia State Road & Tollway Auth., 5.00%, 7/15/44  3,425 3,765
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,922
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,000 2,075
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,589
Main Street Natural Gas, Series A, 5.00%, 5/15/43  2,000 2,029
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,138
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,885
Main Street Natural Gas, Series C, VRDN, 4.00%, 3/1/50
(Tender 9/1/26)  2,940 2,945
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,913
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  4,510 4,760
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  7,600 8,060
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,592
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,252
Metro Atlanta Rapid Transit Auth., Series B, VRDN, 2.75%,
7/1/45  600 600
Municipal Electric Auth. of Georgia, 4.00%, 1/1/44 (3) 4,420 4,317
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (6) 2,500 2,520
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/49  1,350 1,406
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (6) 3,250 3,401
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/44  5,000 5,527

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Savannah Georgia Convention Center Auth., Convention
Center Hotel Second Tier, Series B, 6.00%, 6/1/50 (1) 595 596
Savannah Georgia Convention Center Auth., Convention
Center Hotel Third Tier, Series C, 5.00%, 6/1/58 (3) 1,500 1,522
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (1) 2,735 2,409
210,774
HAWAII  0.2%
Hawaii County, GO, 5.00%, 9/1/43  2,305 2,547
Hawaii County, GO, 5.00%, 9/1/44  1,000 1,095
Hawaii Dept. of Budget & Fin., Series C, VRDN, 2.55%, 7/1/51  300 300
3,942
ILLINOIS  4.7%
Chicago, Series A, GO, 5.50%, 1/1/49  560 561
Chicago O'Hare Int'l. Airport, Senior Lien, Series B, 4.00%,
1/1/53 (3) 2,000 1,766
Chicago Transit Auth. Sales Tax Receipts Fund, Second Lien,
Series A, 5.50%, 12/1/56  5,885 6,194
Cook County Sales Tax Revenue, 5.00%, 11/15/46  11,800 12,322
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,563
Illinois, Series A, GO, 5.50%, 3/1/42  4,640 4,991
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,819
Illinois, Series B, GO, 5.50%, 5/1/47  8,405 8,804
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,666
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34  425 430
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34
( Prerefunded 2/15/27) (2) 90 91
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36  620 626
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36
( Prerefunded 2/15/27) (2) 130 132
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/41  1,585 1,595
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (1) 2,150 2,275
Illinois Fin. Auth., Northwestern Memorial, Series B, VRDN,
2.75%, 7/15/55  700 700
Illinois Fin. Auth., OSF Healthcare System, Series B, VRDN,
2.85%, 11/15/37  1,200 1,200
Illinois HDA, Series A, 4.75%, 10/1/45  9,000 9,124
Illinois HDA, Series H, 5.75%, 10/1/53  3,625 3,858
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,416
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 936
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  650 667

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (10) 11,870 7,703
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 5,101
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
( Prerefunded 6/1/26) (2) 1,310 1,310
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (3) 5,250 5,908
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 17,069
108,827
INDIANA  0.6%
Indiana Fin. Auth., Series B, 5.00%, 5/1/40  1,500 1,554
Indiana Fin. Auth., Series B, 5.25%, 5/1/45  2,000 2,049
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  5,000 5,096
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  3,400 3,706
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,419
13,824
IOWA  0.1%
PEFA, Gas Project, Series A, 5.00%, 4/1/35 (5) 2,900 3,089
3,089
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (1) 4,025 4,229
4,229
KENTUCKY  2.2%
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,908
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,620
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,961
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  4,485 4,501
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  2,810 2,817
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,531
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,719
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,202

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 6,020
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,076
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,652
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,000 5,059
51,066
LOUISIANA  0.2%
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 757
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,785 2,802
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)  1,500 1,499
5,058
MARYLAND  5.9%
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,657
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  2,805 3,074
Anne County Arundel, Improvement, GO, 5.00%, 10/1/44  6,115 6,701
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 7,008
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,250 1,208
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,501
Frederick County, Series C, 4.00%, 7/1/50 (1) 3,120 2,770
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 599
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 400
Maryland CDA, 5.05%, 3/1/47  5,000 5,139
Maryland CDA, Series C, 5.75%, 9/1/54  1,695 1,794
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/46  1,000 1,003
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  4,995 5,369
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,690 4,099
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  750 631
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (3) 2,500 2,563
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,737
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.25%, 7/1/61 (3) 3,000 3,102

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 543
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (4) 1,500 1,501
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,554
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,677
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  13,435 13,524
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  2,695 2,810
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/51  2,500 2,607
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/54  2,500 2,593
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50 (3) 10,020 10,662
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 (3) 3,625 3,944
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,726
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 5,042
Montgomery County, Series A, GO, 4.00%, 8/1/41  1,500 1,531
Montgomery County, Series E, GO, VRDN, 2.70%, 11/1/37  800 800
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51 (3) 4,195 2,952
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,624
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,599
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,717
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,235
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,653
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,104
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 506
Town of Chestertown, Washington College, 6.25%, 3/1/45  2,400 2,496
Town of Chestertown, Washington College, 6.50%, 3/1/50  400 410
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 1,001
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,652
136,818
MASSACHUSETTS  2.9%
Massachusetts, Series A, GO, 5.00%, 4/1/42  1,950 2,157

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Massachusetts, Series A, GO, 5.00%, 4/1/43  3,000 3,299
Massachusetts, Series A, GO, 5.00%, 4/1/45  1,500 1,622
Massachusetts, Series C, GO, 5.00%, 6/1/43  7,500 8,259
Massachusetts, Series C, GO, 5.00%, 6/1/44  4,000 4,367
Massachusetts, Series D, GO, 4.00%, 5/1/40  4,000 4,019
Massachusetts Commonwealth, Series B, GO, 3.00%, 2/1/48  2,000 1,566
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,192
Massachusetts Commonwealth, Series H, GO, 5.00%, 12/1/42  10,440 11,511
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (3) 7,700 8,357
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 940 969
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 11,625
Massachusetts Housing Fin. Agency, Series 242, 4.75%,
12/1/50  2,250 2,251
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  1,800 1,799
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,509
66,502
MICHIGAN  2.2%
Detroit, GO, 5.00%, 4/1/28  850 875
Detroit, GO, 5.00%, 4/1/29  150 154
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,802
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,387
Great Lakes Water Auth. Water Supply, Series B, 5.00%,
7/1/46 (5) 2,075 2,218
Great Lakes Water Auth. Water Supply, Series C, 5.25%,
7/1/51 (5) 4,000 4,276
Kalamazoo Economic Dev., Friendship Village of Kalamazoo
Project, Series A, 6.25%, 8/15/61 (1) 1,000 1,021
Karegnondi Water Auth., 5.00%, 11/1/42 (6) 3,000 3,284
Karegnondi Water Auth., 5.00%, 11/1/43 (6) 3,000 3,260
Michigan Fin. Auth., Series A, 3.00%, 12/1/49  5,000 3,660
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  6,700 5,735
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,650
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,735
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,689

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,326
50,072
MINNESOTA  0.5%
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 1,033
Minnesota Housing Fin. Agency, Series A, 3.00%, 7/1/52  1,775 1,745
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,195 2,367
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,585 2,884
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,345 2,601
10,630
MISSISSIPPI  0.0%
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  725 744
744
MISSOURI  2.2%
Kansas City IDA, Downtown Redev ., Series A, 5.00%, 9/1/31  4,480 4,495
Kansas City IDA, Downtown Redev ., Series A, 5.50%, 9/1/26  1,205 1,208
Kansas City IDA, Downtown Redev ., Series A, 5.50%, 9/1/26
( Prerefunded 6/3/26) (2) 5,795 5,796
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,987
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,025 2,059
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,750 1,758
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,793
Missouri HEFA, SSM Health Care, Series G, VRDN, 2.90%,
6/1/44  12,100 12,100
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,525
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,018
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  9,970 9,974
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  2,550 2,550
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  85 82
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 845
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 685
49,875
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,820
2,820
NEVADA  0.2%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  4,485 4,598

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Reno, Retrac -Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 3,500 567
5,165
NEW HAMPSHIRE  1.3%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,296 5,369
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,616 2,529
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,533 2,409
New Hampshire Business Fin. Auth., Series 2025-1, Class A1,
VR, 4.167%, 1/20/41  1,954 1,913
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  544 527
New Hampshire Business Fin. Auth., Series 2025-3, Class A1,
VR, 4.946%, 2/20/41  3,262 3,396
New Hampshire Business Fin. Auth., Series 2025-3, Class A2,
VR, 4.946%, 2/20/41  1,992 1,979
New Hampshire Business Fin. Auth., Series 2026-1, Class A1,
4.125%, 4/20/43 (Tender 3/1/36)  1,874 1,839
New Hampshire Business Fin. Auth., Series 2026-1, Class A1,
4.25%, 7/20/41  2,523 2,461
New Hampshire Business Fin. Auth., Series 2026-1, Class A2,
4.25%, 7/20/41  1,824 1,702
New Hampshire Business Fin. Auth., Series 2026-2, Class A2,
VR, 4.40%, 4/20/43 (Tender 4/1/36)  1,315 1,289
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,624
29,037
NEW JERSEY  3.5%
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,200 1,037
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3) 4,395 4,588
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 365 365
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 1,000 1,000
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 4,460 4,296
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,001
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,697
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,805 1,582
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  6,000 6,143

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  6,775 7,222
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 7,504
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,000 3,024
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43 ( Prerefunded 7/1/26) (2) 2,000 2,004
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  2,820 2,931
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (6) 2,875 3,187
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (6) 2,140 2,357
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
( Prerefunded 12/15/32) (2) 700 807
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,385
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (6) 5,250 3,143
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  670 709
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  2,870 2,936
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/49  3,000 3,196
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,028
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 342
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,290
Township of Piscataway, Series 2025, GO, 2.00%, 10/15/37  2,500 2,096
81,870
NEW MEXICO  0.2%
New Mexico Municipal Energy Acquisition Auth., VRDN, 5.00%,
6/1/54 (Tender 11/1/30)  3,500 3,735
3,735
NEW YORK  9.3%
Build New York City Resource, 261 Walton Facility – Zeta
Charter Schools Project, Series A, 5.75%, 6/1/66 (1) 2,000 1,985
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 2,162
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  9,000 8,403
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,044
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  1,835 2,071
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  13,880 15,008
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,960 2,471

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,839
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (3) 9,325 9,879
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  8,500 8,214
New York City, Series D-1, GO, 5.50%, 5/1/45  950 1,021
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,735
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,473
New York City Housing Dev., 3.95%, 11/1/43  5,600 5,462
New York City Housing Dev., 4.125%, 11/1/53  2,510 2,258
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,436
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,790 1,941
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (3) 3,100 2,446
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,030
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  3,000 3,194
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  1,475 1,515
New York City Transitional Fin. Auth., Future Tax, Series C,
4.00%, 5/1/44  2,295 2,224
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/43  2,980 3,316
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  3,460 3,835
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 2.85%, 11/1/36  4,300 4,300
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  1,525 1,653
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  3,000 2,947
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  4,465 4,804
New York City Transitional Fin. Auth., Future Tax, Fiscal 2025,
Series D, 5.50%, 5/1/52  3,500 3,740
New York City Transitional Fin. Auth., Future Tax, Fiscal 2026,
Series F-1, 5.50%, 2/1/50  3,250 3,520
New York City Transitional Fin. Auth., Future Tax, Fiscal 2026,
Series I, 5.50%, 11/1/54 (5) 1,500 1,618
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  13,530 10,015
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  1,945 1,941

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  3,220 3,202
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  3,500 3,549
New York State Housing Fin. Agency, Series B-2, VRDN,
3.30%, 12/15/54 (Tender 12/15/28)  1,275 1,276
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  2,000 1,346
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  5,400 4,101
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,282
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (3) 18,055 18,118
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/54 (4) 7,500 7,600
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (4) 14,000 14,751
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  2,500 2,588
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (4) 6,000 6,030
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/46 (4) 2,000 1,872
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  3,500 2,885
Triborough Bridge & Tunnel Auth., Series A, 5.50%, 12/1/59  3,000 3,223
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,451
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.00%, 5/15/52  7,250 7,950
215,724
NORTH CAROLINA  2.7%
Cape Fear Public Utility Auth., 5.00%, 4/1/44  1,050 1,141
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 2.80%, 1/15/42  4,980 4,980
Columbus County Ind. Fac. & Pollution Control Fin. Auth., Int'l.
Paper Company Project, 4.20%, 5/1/34  2,000 2,078
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,915 1,970
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,400 4,735
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,415 2,671
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series A, 4.55%, 7/1/45  2,350 2,326
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series B, VRDN, 2.80%, 1/1/57  7,600 7,600
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  2,000 1,908
North Carolina Turnpike Auth., 5.00%, 1/1/31 (3) 1,000 1,011

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., 5.00%, 1/1/40  16,735 17,244
North Carolina Turnpike Auth., Senior Lien, 4.00%, 1/1/39  6,225 6,267
North Carolina Turnpike Auth., Triangle Expressway, 5.00%,
1/1/43  4,650 4,797
North Carolina Turnpike Auth., Triangle Expressway, 5.00%,
1/1/44  1,500 1,542
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  2,155 2,357
62,627
OHIO  2.4%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  12,920 10,313
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  2,250 2,235
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,754
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,316
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,103
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  12,730 13,910
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,265 2,452
Ohio Housing Fin. Agency, Series C, 7.50%, 3/1/49  2,500 3,007
Summit County DFA, PRG - Akron Properties – The Univ. of
Akron Project, Series A, 5.00%, 7/1/45 (6) 2,940 3,046
Summit County DFA, PRG - Akron Properties – The Univ. of
Akron Project, Series A, 5.50%, 7/1/60 (6) 1,625 1,686
55,822
OKLAHOMA  0.9%
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 15,244
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  4,300 4,655
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,983
21,882
OREGON  0.4%
Oregon, Series A, GO, 5.25%, 5/1/43  2,000 2,253
Oregon, Series A, GO, 5.25%, 5/1/43  1,400 1,558
Oregon, Series E, GO, 5.00%, 5/15/41  1,535 1,622
Oregon, Series E, GO, 5.00%, 5/15/42  1,000 1,054
Oregon, Series E, GO, 5.00%, 5/15/44  1,840 1,924
Oregon Housing & Community Services Dept., Single-Family
Mortgage Program, Series A, 3.00%, 7/1/52  1,500 1,479
Oregon State Fac. Auth., PeaceHealth, Series B, VRDN,
2.80%, 8/1/34  200 200
10,090

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
PENNSYLVANIA  2.4%
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 2,039
Pennsylvania Economic DFA, Series D, VRDN, 2.85%, 5/15/53  1,725 1,725
Pennsylvania Higher EFA, Series A, 5.00%, 2/15/55  3,200 3,318
Pennsylvania Housing Fin. Agency, Series 137, 3.00%, 10/1/51  13,717 13,242
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  2,960 3,186
Pennsylvania Housing Fin. Agency, Series 147A, 6.25%,
10/1/54  6,238 6,828
Pennsylvania Housing Fin. Agency, Series 148A, 4.20%,
10/1/40  3,335 3,384
Pennsylvania Housing Fin. Agency, Series 2022, 4.15%,
10/1/42  6,000 6,005
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,775 1,916
Pennsylvania State Univ., Series A, 5.00%, 9/1/43  3,785 4,163
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  4,000 3,599
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  3,850 4,132
Philadelphia IDA, Univ. of the Science, 5.00%, 11/1/47  1,270 1,270
54,807
PUERTO RICO  5.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 12,613 8,703
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 14,550 10,221
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 11,472 7,228
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,429
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,222
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,054
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,099
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,114
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,350
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,006 1,981
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,613
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,020 1,071

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (8)(9) 2,000 1,470
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 60 44
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (8)(9) 2,410 1,802
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(9) 100 74
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(9) 810 595
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(9) 225 165
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(9) 290 213
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (8)
(9) 880 647
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(9) 1,105 812
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(9) 370 272
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(9) 450 331
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(9) 2,640 1,940
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(9) 380 279
Puerto Rico Electric Power Auth., Series UU, FRN, MUNIPSA,
1.159%, 7/1/17 (8)(9) 15 11
Puerto Rico Electric Power Auth., Series VV, 5.50%, 7/1/20 (8)
(9) 10 7
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(9) 990 728
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(9) 385 283
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(9) 240 176
Puerto Rico Electric Power Auth., Series XX, 4.625%, 7/1/25 (8)
(9) 200 147
Puerto Rico Electric Power Auth., Series XX, 4.875%, 7/1/27 (8)
(9) 250 184
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(9) 100 74
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(9) 275 202
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(9) 215 158
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(9) 70 51

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 4.25%, 7/1/20 (8)
(9) 345 254
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(9) 120 88
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(9) 95 70
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(9) 890 654
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(9) 200 147
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(9) 100 74
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,558
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  20,372 19,589
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  11,923 11,759
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  1,859 1,797
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 5,257
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,851
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,632
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  16,489 16,418
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,469 1,412
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  5,156 5,139
129,449
RHODE ISLAND  0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 4,915 1,917
Rhode Island Health & Ed. Building, Series A, 5.00%, 7/1/45 (3) 1,500 1,536
3,453
SOUTH CAROLINA  1.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  6,783 4,890
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  11,920 4,229
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  14,684 2,390
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  950 590
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  10,109 1,151
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,111 52

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%, 5/15/42  4,840 5,199
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%, 5/15/46  485 509
Medical Univ. Hosp. Auth., Nexton Project, 5.50%, 11/15/50 (5) 2,125 2,230
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,325 1,327
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  3,300 3,260
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.25%, 11/1/43  2,250 2,459
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,057
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,128
South Carolina Public Service Auth., Series A, 5.00%, 12/1/44  1,250 1,344
South Carolina Public Service Auth., Series A, 5.00%, 12/1/46  2,000 2,109
South Carolina Public Service Auth., Series B, 5.00%, 12/1/45  1,000 1,066
39,990
SOUTH DAKOTA  0.5%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 4,667
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  5,500 5,746
10,413
TENNESSEE  0.6%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,770
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (6) 1,800 1,851
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  4,655 4,852
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,308
Tennessee Energy Acquisition, Gas Project, Series A, 5.00%,
11/1/34  3,500 3,725
13,506
TEXAS  8.4%
Arlington Higher Ed. Fin., 3.00%, 8/15/49  1,000 733
Arlington Higher Ed. Fin., Series A, 2.25%, 8/15/46  2,085 1,373
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,888
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,612
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,404
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,003
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 522

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  4,700 3,859
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  4,000 3,637
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  3,400 3,772
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  3,550 3,914
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,363
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  3,000 3,249
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/39  5,160 5,632
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.375%,
2/15/42  3,000 3,016
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/41  5,185 5,568
Dallas Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/44 (4) 5,500 5,865
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 2,983
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,078
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,001
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
Series C, VRDN, 2.85%, 10/1/41  2,700 2,700
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,055 7,609
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,195 7,705
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,567
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  3,000 2,672
Houston Hotel Occupancy Tax & Special Revenue, First Lien,
Series C, 5.50%, 9/1/58 (3) 5,250 5,589
Houston Hotel Occupancy Tax & Special Revenue, Second
Lien, Series D, 5.50%, 9/1/58 (3) 5,350 5,682
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,460
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,400
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 4,098
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,506
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/42  2,625 2,887
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49  3,125 3,372
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 765
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 1,009

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,226
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  8,250 8,415
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  7,000 7,089
North Texas Tollway Auth., First Tier, Series A, 5.25%, 1/1/44  3,775 4,136
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,006
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,845
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,706
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,656
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,365
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (8)(9) 2,962 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,251
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,357
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  1,240 1,262
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,643
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  11,475 12,269
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/36  5,500 5,476
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/33  4,110 4,323
Texas Transportation Fin., SH 288 System, Series A, 5.50%,
10/1/55  8,000 8,597
195,115
UTAH  1.1%
Downtown Revitalization Public Infrastructure Dist., SEG
Redev . Project, Series A, 5.00%, 6/1/38 (3) 1,000 1,054
Downtown Revitalization Public Infrastructure Dist., SEG
Redev . Project, Series A, 5.25%, 6/1/42 (3) 1,000 1,115
Downtown Revitalization Public Infrastructure Dist., SEG
Redev . Project, Series A, 5.25%, 6/1/43 (3) 400 443
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (1) 1,235 1,241
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (1) 1,455 1,500
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  500 524

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  7,502 7,818
Utah County, IHC Health Services, 5.00%, 5/15/41  5,000 5,003
Utah Transit Auth., 5.00%, 12/15/43  3,450 3,828
Utah Transit Auth., Senior Lien, 5.00%, 6/15/42  3,500 3,846
26,372
VIRGINIA  6.3%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,333
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  9,810 8,310
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (3) 5,000 4,339
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,223
Culpeper County Economic Dev. Auth., 5.00%, 6/1/45  5,840 6,313
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 6,461
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 8,960
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (3) 3,000 3,147
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  3,000 3,053
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,707
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  15,020 4,792
Lynchburg Economic Dev. Auth., Series A, 5.50%, 1/1/51  3,075 3,288
Lynchburg Economic Dev. Auth., Series A, 5.50%, 1/1/56  3,750 3,978
Richmond, Series C, GO, 3.50%, 3/1/49  5,000 4,209
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,495 8,104
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,001
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,902
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 4,935
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  3,600 3,795
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  2,550 2,659
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  3,895 3,901
Virginia HDA, Series A, 4.45%, 9/1/45  1,000 1,002
Virginia HDA, Series A, 4.65%, 9/1/55  3,075 3,070
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,280

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Virginia HDA, Series E, 4.45%, 10/1/59  5,875 5,595
Virginia HDA, Series F, 5.40%, 11/1/63  10,000 10,319
Virginia HDA, Series G, 5.375%, 11/1/64  5,000 5,132
Virginia HDA, Series K, 2.55%, 12/1/46  5,705 4,087
Virginia Small Business Fin. Auth., 95 Express Lanes LLC
Project, 4.00%, 1/1/48 (4) 3,000 2,682
Virginia Small Business Fin. Auth., Carilion Clinic, Series A,
VRDN, 2.90%, 7/1/42  7,910 7,910
Virginia Small Business Fin. Auth., Lifespire , Series A, 5.50%,
12/1/54  2,000 2,059
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (4) 3,000 2,953
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (3) 3,300 3,443
144,942
WASHINGTON  2.7%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  4,000 4,540
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 6,099
King County Public Hosp. Dist. No. 2, GO, 5.50%, 12/1/54  2,500 2,658
Washington, Series C, GO, 5.00%, 2/1/43  2,250 2,444
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,092
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,555
Washington State Housing Fin. Commission, Series 2025-1,
Class A1, VR, 4.08%, 8/20/63 ( Prerefunded 11/20/41) (2) 2,606 2,516
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 4.08%, 8/20/63 ( Prerefunded 11/20/41) (2) 2,382 2,245
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.00%, 7/1/45 (1)(6) 2,625 2,705
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.25%, 7/1/55 (1)(6) 3,305 3,368
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (1) 3,775 3,824
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,705 3,489
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  5,805 5,822
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,733 9,098
62,455

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 429
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 430
859
WISCONSIN  1.2%
PFA, Series A, 5.00%, 6/15/35  310 347
PFA, Series A, 5.25%, 6/15/50  1,000 1,041
PFA, Series B, 5.25%, 6/15/35  200 219
PFA, Series C, 5.50%, 6/15/45  500 522
PFA, Cone Health, Series B, VRDN, 2.80%, 10/1/55  1,100 1,100
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (4) 7,000 7,789
PFA, Kahala Nui Project, 5.25%, 11/15/50  2,850 2,914
PFA, Kawa Fund, Series 1, Class A, VRDN, 3.625%, 6/15/63
(Tender 6/15/31)  1,225 1,224
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  725 749
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  895 924
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  150 154
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/50 (6) 2,250 2,271
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
2.85%, 4/1/48  900 900
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
2.85%, 4/1/54  500 500
Wisconsin HEFA, Benevolent, 5.50%, 6/1/61  500 505
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (1) 1,150 1,173
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  2,920 3,147
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  1,670 1,646
27,125
Total Municipal Securities (Cost $2,281,326) 2,304,106

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,435 2,820
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,510) 2,820
Total Investments in Securities  99.7%
(Cost $2,284,836) $ 2,306,926
Other Assets Less Liabilities 0.3% 7,941
Net Assets 100.0% $ 2,314,867
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $105,067 and represents 4.5% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Insured by Assured Guaranty Incorporated
(4) Interest subject to alternative minimum tax.
(5) When-issued security
(6) Insured by Build America Mutual Assurance Company
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) Non-income producing
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Free
Income Fund , Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Tax-Free Income Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F45-054Q1 05/26